Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 189,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	26,204.48
Total Offset Amount	0.00
Net Fee	$ 26,204.48